Pension and Other Postretirement Benefits (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
U.S. [Member]
Funded status of the plans
Noncurrent assets	$ 0	$ 0
Current liabilities	(3.7)	(3.3)
Noncurrent liabilities	(280.9)	(201.5)
Plan assets less than benefit obligations	(284.6)	(204.8)
Weighted-average assumptions used for determining year end obligations:
Discount rate	4.75%	5.50%	6.00%
Rate of increase in future compensation levels	0.00%	0.00%	3.59%
Int'l [Member]
Funded status of the plans
Noncurrent assets	35.6	40.0
Current liabilities	(2.6)	(2.9)
Noncurrent liabilities	(111.2)	(115.2)
Plan assets less than benefit obligations	(78.2)	(78.1)
Weighted-average assumptions used for determining year end obligations:
Discount rate	4.80%	5.24%	5.72%
Rate of increase in future compensation levels	2.79%	2.95%	2.99%
U.S. Postretirement Health Benefits [Member]
Funded status of the plans
Noncurrent assets	0	0
Current liabilities	(2.9)	(2.7)
Noncurrent liabilities	(9.5)	(36.0)
Plan assets less than benefit obligations	$ (12.4)	$ (38.7)
Weighted-average assumptions used for determining year end obligations:
Discount rate	3.75%	5.25%	5.50%
Rate of increase in future compensation levels	0.00%	0.00%	0.00%